BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of derivative liabilities fair value
Balance - December 31, 2023	$193,026
Additions	147,805
Gain on debt extinguishment	(223,000)
Change in fair value	(77,228)
Balance – December 31, 2024	$40,603
Balance - December 31, 2024	$40,603
Additions to debt discount	1,796,221
Initial derivative expense	142,726
Settlements	(173,533)
Change in fair value	(231,896)
Balance – December 31, 2025	$1,574,121

Schedule of segment expenses
	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Revenue, net of discounts	$-	$7,195
Cost of goods sold	-	7,313
Gross profit (loss)	-	(118)
Less segment expenses:
Selling, general and administrative	485,738	4,116,657
Write-off of notes receivable and investments	-	21,500
Operating loss	(485,738)	(4,138,275)
Plus:
Interest expense	(953,742)	(491,385)
Gain on debt extinguishment, net	55,269	37,461
Initial derivative expense	(142,726)	-
Change in fair value of derivative liabilities	231,896	77,228
Segment Net loss	$(1,295,041)	$(4,514,971)